Related-Party Transactions (Details Textual) ¥ in Thousands		1 Months Ended			12 Months Ended
		Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jul. 15, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY (¥)
Related Party Transaction [Line Items]
Sales of products to related parties					¥ 632,296	$ 97,610,000	¥ 343,602		¥ 724,252
Equity interest (as a percent)					100.00%							100.00%		100.00%
Related Party Transaction, Purchases from Related Party	[1]				¥ 656,091	101,283,000	833,813		1,187,857
Due to Related Parties, Noncurrent	[2]				242,267		280,640					$ 37,400,000
Other Receivables, Net, Current, Total					40,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		¥ 6,852	$ 1,058,000
Disposal Group, Including Discontinued Operation, Consideration		554,452			30,002							4,631,000	$ 85,593,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		¥ 561,304	$ 86,650,000
Proceeds from Sale of Machinery and Equipment					137,731	$ 21,262,000		$ 0		$ 0
Accounts and Other Receivables, Net, Current					30,739							4,745,000			$ 0	$ 0
Assets, Total					17,640,282		27,108,450					2,723,190,000
Liabilities, Total					22,352,433		25,806,769					3,450,621,000
Accounts Receivable, Related Parties, Current					554,452							$ 85,593,000
6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties					¥ 18,000
Related Party Transaction, Rate					6.00%	6.00%
5.35% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties					¥ 2,000
Related Party Transaction, Rate					5.35%	5.35%
5.6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties					¥ 49,800
Related Party Transaction, Rate					5.60%	5.60%
Yingli Lixian [Member]
Related Party Transaction [Line Items]
Deposit for guarantee				¥ 10,000					7,510		¥ 4,490
Yingli China [Member]
Related Party Transaction [Line Items]
Deposit for guarantee											10,000
Tibetan Yingli [Member]
Related Party Transaction [Line Items]
Sales of products to related parties					¥ 5,365	$ 828,000	14,793		9,961
Subsidiaries of Yingli Group [Member]
Related Party Transaction [Line Items]
Sales of products to related parties					683,319	105,486,000	268,177		601,652
Purchase of raw materials from related parties					401,690	62,010,000	587,538		978,826
Purchase of services from related parties					239,060	36,905,000	230,950		191,371
Principal amount							¥ 40,000		¥ 25,000		¥ 50,000						¥ 100,000
Interest rate (as a percent)							6.00%		6.00%		5.40%				6.00%	6.00%	7.22%
Collected amount from repayment of loans made to related parties					0		¥ 10,000		¥ 65,000
Extended term of loan facility											1 year
Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary [Member]
Related Party Transaction [Line Items]
Sales of products to related parties					551	85,000	5,756		97,772
Purchase of raw materials from related parties					0		0		12
Affiliate [Member]
Related Party Transaction [Line Items]
Sales of products to related parties					¥ 0		¥ 81,023		¥ 187,496
Equity interest (as a percent)					26.53%		26.53%		26.53%			26.53%			26.53%	26.53%
Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from related parties					¥ 32,752	$ 5,056,000	¥ 15,325		¥ 17,648
Yingli Group [Member]
Related Party Transaction [Line Items]
Equity interest (as a percent)					100.00%							100.00%
Related Party Transaction, Purchases from Related Party							825,748
Assets Pledged As Collateral For Related Party Debt					¥ 147,600							$ 22,785,000
Related Party Borrowings Collateralized By Pledged Assets					781,830							120,694,000
Related Party Guarantee Amount					¥ 2,386,307		1,444,030					$ 368,382,000
Tianjin Yingli Bubalus Logistics Co Ltd [Member] | TJ international Trading [Member]
Related Party Transaction [Line Items]
Related Party Consideration From Divestiture Of Interest In Consolidated Subsidiaries							134,167
Related Party Gain Or Loss On Sale Of Stock In Subsidiary							22,271
Tianjin Yingli Bubalus Logistics Co Ltd [Member] | Yingli Shuntong Beijing International Freight Agency Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Consideration From Divestiture Of Interest In Consolidated Subsidiaries							12,439	2,005,000
Related Party Gain Or Loss On Sale Of Stock In Subsidiary							¥ 1,672	$ 269,000

[1]	The Company purchased raw materials of RMB 978,826, RMB 587,538 and RMB 401,690 (US$ 62,010) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2013, 2014and 2015, respectively. The company purchased services of RMB 191,371, RMB 230,950 and RMB 239,060(US$36,905) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2013, 2014 and 2015, respectively. The Company imported the polysilicon of RMB12, nil and nil from an entity whose equity shareholder is a non-controlling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2013, 2014 and 2015, respectively. The Company purchased raw materials of RMB17,648, RMB 15,325 and RMB32,752(US$5,056) from the entities whose equity shareholder is a non-controlling interest holder of the Company’s subsidiary for the years ended December 31, 2013 ,2014 and 2015. However, it was no longer the company’s related party since September, 2015.The amount of transaction mentioned above included value-added tax.
[2]	The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748 in 2014. In September 2015, the Company entered into an agreement with Yingli PV Group to terminate the above-mentioned construction contract and deconsolidated all the project assets under the VIE structure. The loss of RMB 6,852, which was the difference between the consideration of RMB 554,452 (US$85,593) and the net book value of the VIEs of RMB561,304 (US$ 86,650), (comprised of total assets of RMB 1,886,045 net of related liabilities of RMB 1,324,741), of was recognized in the Consolidated Statements of Comprehensive Loss upon the disposal of VIE in 2015. Upon disposal, accounts receivables from these VIEs due to sales of PV modules were reclassified from accounts receivables from subsidiaries, which was eliminated when preparing the consolidation, to accounts receivables from related parties; meanwhile, RMB 554,452 (US$85,593) of receivables in relation to consideration of disposal of VIE from related parties were net-off by payables to the related parties for the initial capital injection into the VIEs when VIE were incorporated.